Consolidated Statements of Comprehensive Income, by Nature - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
STATEMENTS OF PROFIT (LOSS)
Revenue	$ 3,904,732,890	$ 4,262,591,097	$ 4,379,000,090
Other operating income	82,402,403	117,654,896	577,431,773
Revenues and other operating income	3,987,135,293	4,380,245,993	4,956,431,863
Raw materials and consumables used	(2,905,568,914)	(2,995,585,459)	(3,399,524,067)
Contribution Margin	1,081,566,379	1,384,660,534	1,556,907,796
Other work performed by the entity and capitalized	40,732,541	39,629,466	44,569,685
Employee benefits expense	(163,937,134)	(172,787,800)	(158,239,393)
Depreciation and amortization expense	(295,468,978)	(253,399,784)	(238,272,951)
Impairment (loss) reversal recognized in profit or loss	(34,203,486)	(7,023,888)	(1,547,699)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(18,429,856)	(10,773,445)	(22,025,354)
Other expenses, by nature	(237,200,190)	(212,543,865)	(269,034,847)
Operating Income	373,059,276	767,761,218	912,357,237
Other gains (losses)	(291,724)	221,846,937	981,981,296
Financial income	78,282,443	134,253,836	50,414,585
Financial costs	(232,584,262)	(247,067,556)	(193,618,033)
Share of profit of associates and joint ventures accounted for using the equity method	8,413,675	5,702,088	3,281,241
Foreign currency exchange differences	(21,732,058)	(856,350)	18,401,453
Gains or loss from indexed assets and liabilities, net	20,824,185	25,285,703	5,862,890
Profit (loss) before taxes	225,971,535	906,925,876	1,778,680,669
Income tax expense	(34,928,564)	(226,912,485)	(469,696,880)
Profit (loss)	191,042,971	680,013,391	1,308,983,789
Profit (loss) attributable to
Profit (loss) attributable to owners of the parent	145,112,153	633,455,775	1,252,082,258
Profit (loss) attributable to non-controlling interests	45,930,818	46,557,616	56,901,531
Profit (loss)	$ 191,042,971	$ 680,013,391	$ 1,308,983,789
Basic earnings per share
Basic earnings (losses) per share	$ 2.1	$ 9.16	$ 18.1
Weighted average number of outstanding shares	69,166,557	69,166,557	69,166,557
Diluted earnings per share
Diluted earnings (losses) per share	$ 2.1	$ 9.16	$ 18.1
Weighted average number of outstanding shares	69,166,557	69,166,557	69,166,557
Profit (loss)	$ 191,042,971	$ 680,013,391	$ 1,308,983,789
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
Profit (loss) from defined benefit plans	(3,051,575)	(27,122)	(7,304,757)
Other comprehensive loss that will not be reclassified subsequently to profit or loss	(3,051,575)	(27,122)	(7,304,757)
Components of other comprehensive income that will be reclassified subsequently to profit or loss, before taxes
Gains (losses) from foreign currency translation differences	146,781,406	54,024,068	18,994,934
Gains (losses) on measuring financial asset at fair value through other comprehensive income	(43)	(44)	(2)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method		13,494	1,043,185
Gains (losses) on cash flow hedges	(113,147,813)	(270,587,570)	67,832,602
Adjustments from reclassification of cash flow hedges, transferred to profit or loss	720,247,855	81,979,339	79,672,895
Other comprehensive income that will be reclassified subsequently to profit or loss	753,881,405	(134,570,713)	167,543,614
Total components of other comprehensive income (loss) before taxes	750,829,830	(134,597,835)	160,238,857
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	823,925	7,323	1,972,561
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss	823,925	7,323	1,972,561
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax expense (benefit) related to cash flow hedge	(165,985,007)	50,924,221	(39,826,484)
Income tax related to financial assets at fair value through other comprehensive income	12	12	1
Income tax expense (benefit) related to components of other comprehensive income that will be reclassified subsequently to profit or loss	(165,984,995)	50,924,233	(39,826,483)
Total other comprehensive (loss) income	585,668,760	(83,666,279)	122,384,935
TOTAL COMPREHENSIVE INCOME	776,711,731	596,347,112	1,431,368,724
Comprehensive income (loss) attributable to:
Owners of Enel Chile	699,079,375	551,958,629	1,363,350,140
Non-controlling interests	77,632,356	44,388,483	68,018,584
TOTAL COMPREHENSIVE INCOME	$ 776,711,731	$ 596,347,112	$ 1,431,368,724